Share Capital (Details) - Schedule of company private placements				7 Months Ended
	Feb. 10, 2021 $ / shares	Jan. 07, 2021 CAD ($) $ / shares shares		May 20, 2021 $ / shares	Feb. 10, 2021 $ / shares	Dec. 31, 2021 shares	May 20, 2021 CAD ($) shares	Feb. 28, 2021 shares	Feb. 10, 2021 CAD ($) shares		Dec. 31, 2020 shares
Share Capital (Details) - Schedule of company private placements [Line Items]
Gross proceeds (CAD) (in Dollars and Dollars) | $							$ 75,000,000		$ 40,000,000
Common shares issued						194,805,893	14,150,944		11,560,695		88,939,359
Warrants issued							10,613,208	8,888,889	11,560,695	[1]
Warrant strike price (in Dollars per share and Dollars per share) | $ / shares	$ 3.01			$ 4.87	$ 3.01
Warrant life (years)							3 years		3 years 6 months
Commission paid				8.00%	8.00%
Broker warrants issued							1,132,076		924,586	[1]
Broker warrant strike price (in Dollars per share and Dollars per share) | $ / shares	3.39			$ 5.49	$ 3.39
Broker warrant life (years)							3 years		3 years 6 months
Private Placements [Member]
Share Capital (Details) - Schedule of company private placements [Line Items]
Gross proceeds (CAD) (in Dollars and Dollars) | $		$ 20,000,000							$ 20,000,000
Common shares issued		8,888,889							5,586,593
Warrants issued		8,888,889	[1]						5,586,593
Warrant strike price (in Dollars per share and Dollars per share) | (per share)	$ 3.1	$ 2.75			3.1
Warrant life (years)		3 years							3 years 6 months
Commission paid	8.00%	8.00%
Broker warrants issued		711,111	[1]						446,927
Broker warrant strike price (in Dollars per share and Dollars per share) | (per share)	$ 3.53	$ 2.81			$ 3.53
Broker warrant life (years)		3 years							3 years 6 months

[1]	All warrants issued are for the purchase of one common share in the Company